ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable
Amounts due from concentrate sales	$ 76	$ 110
Other receivables	172	129
Accounts receivable	248	239
Other current assets
Derivative assets (note 25f)	2	2
Goods and services taxes recoverable	182	167
Prepaid expenses	72	68
Other	51	84
Other current assets	307	321
Tanzania
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	67	32
ZAMBIA
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	60	31
Argentina
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	22	49
Chile
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	2	3
Dominican Republic
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	12	19
Peru
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	$ 7	$ 8